Variable Interest Entities VIEs (Details) (USD $)	12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 U.S. Cellular	Dec. 31, 2012 U.S. Cellular	Dec. 31, 2013 Variable Interest Entities (VIE's)	Dec. 31, 2012 Variable Interest Entities (VIE's)	Dec. 31, 2013 Airadigm Communications, Inc.
Assets
Cash and cash equivalents	$ 740,481,000	$ 830,014,000	$ 563,275,000	$ 341,683,000			$ 2,076,000	$ 7,028,000
Other current assets	32,815,000	35,151,000					1,184,000	3,267,000
Licenses and other intangible assets							310,475,000	325,707,000
Property, plant and equipment, net	3,997,266,000	3,878,144,000			2,856,520,000	3,022,588,000	18,600,000	31,544,000
Other assets and deferred charges	133,150,000	164,482,000					511,000	3,026,000
Total assets							332,846,000	370,572,000
Liabilities
Current liabilities	924,608,000	1,191,756,000					46,000	9,985,000
Deferred liabilities and credits							3,139,000	6,213,000
Total liabilities							3,185,000	16,198,000
Capital contributions and advances	10,000,000
VIE put options							true
Put option, exercisable dates							The limited partnership agreements of Aquinas Wireless and King Street Wireless also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner’s put options related to its interests in King Street Wireless and Aquinas Wireless will become exercisable in 2019 and 2020, respectively.
Noncontrolling interests with redemption features	493,000	536,000
Business Acquisition, Preexisting Relationship
Date of acquisition									Mar. 13, 2013
Voting stock acquired									37.00%
Cash paid to acquire									$ 3,500,000
Acquired entity									Airadigm Communications, Inc.
Acquisition description									On March 13, 2013, TDS acquired the 37% ownership interest in Airadigm Communications, Inc. (“Airadigm”) that it did not own for $3.5 million, and now owns 100%. Prior to this acquisition, TDS consolidated Airadigm as a VIE. Subsequent to the acquisition date, Airadigm ceased to be a VIE but continues to be consolidated based on TDS’ controlling financial interest in the entity.